Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Inventory Disclosure [Line Items]
Inventory	$ 17,970	$ 17,426
Inventories included in cost of sales	40,473	42,585
Gross carrying amount
Schedule Of Inventory Disclosure [Line Items]
Finished goods	13,860	13,190
Parts	5,234	5,155
Inventory	19,094	18,345
Provision for obsolescence
Schedule Of Inventory Disclosure [Line Items]
Inventory	$ (1,124)	$ (919)